Summary of Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Potential Dilutive Shares
Total Potential Dilutive Shares	67,838,802	35,447,522
Convertible notes [Member]
Potential Dilutive Shares
Total Potential Dilutive Shares		55,899
Preferred stock issued [Member]
Potential Dilutive Shares
Total Potential Dilutive Shares	25,000,000	25,000,000
Warrants [Member]
Potential Dilutive Shares
Total Potential Dilutive Shares	37,895,137	10,354,738
Options [Member]
Potential Dilutive Shares
Total Potential Dilutive Shares	4,943,665	36,885